Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
VSun China [Member]
Related Party Transaction [Line Items]
Accounts receivable – related parties		$ 4,402,462
Prepayments — a related party			24,400,798
VSUN [Member]
Related Party Transaction [Line Items]
Accounts receivable – related parties		3,963,972
Contract liabilities — related parties		20,000,000	28,815,934
VSUN [Member] | Public Infrastructures [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]		1,592,732
VSUN [Member] | Other operating expenses [Member]
Related Party Transaction [Line Items]
Due to related parties		70,219	163,159
VSUN USA [Member]
Related Party Transaction [Line Items]
Accounts receivable – related parties		3,474,214
Contract liabilities — related parties		98,561
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable – related parties		11,840,648
Prepayments — a related party			24,400,798
Contract liabilities — related parties		20,098,561	28,815,934
Due to related parties		56,633,373	96,867,739
Borrowings [Member] | VSUN [Member]
Related Party Transaction [Line Items]
Due to related parties		50,059,338	91,898,361
Borrowings [Member] | VSUN USA [Member]
Related Party Transaction [Line Items]
Due to related parties		5,000,000
Interest payable [Member] | VSUN [Member]
Related Party Transaction [Line Items]
Due to related parties		1,469,301	3,106,985
Interest payable [Member] | VSUN USA [Member]
Related Party Transaction [Line Items]
Due to related parties		14,995
Offering Costs [Member] | Fuji Solar [Member]
Related Party Transaction [Line Items]
Due to related parties			79,577
Other operating expenses [Member] | Other [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 19,520	$ 26,925

[1]	Pursuant to the agreement of using public infrastructure (Note 8), the Company was obliged to pay public infrastructure service fees of approximately $8.2 million (VND 193.3 billion). As of December 31, 2024 and December 31, 2023, the Company had payables of $nil and $1.6 million, respectively, due to VSUN.